Off-Balance Sheet Items - Schedule of Credit Risk by Probability of Default (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
Values to be Debited	$ 78,409,730	$ 70,431,752
Values to be Credited	74,255,271	75,573,905
Values for Collection	$ 524,459,464	$ 720,869,685